Income Taxes - Income Tax Provision Attributable to Net Income (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended		5 Months Ended	6 Months Ended	12 Months Ended
	Oct. 13, 2024	Oct. 15, 2023	Oct. 15, 2023	Oct. 13, 2024	Apr. 28, 2024	Apr. 30, 2023
Income Tax Disclosure [Abstract]
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount					$ (1,376)	$ (1,540)
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Amount					884	(711)
Effective Income Tax Rate Reconciliation, Permanent Differences, Amount					295	102
PPP loan forgiveness					0	(1,755)
Effective Income Tax Rate Reconciliation, Tax Expense (Benefit), Share-Based Payment Arrangement, Amount					0	(12)
Change in fair value of warrant liabilities					(5,593)	0
Return-to-provision					(75)	0
Effective Income Tax Rate Reconciliation, Tax Credit, Amount					(407)	(157)
Deferred adjustment					1,558	0
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount					4,672	4,265
Other					78	0
Income tax expense	$ 63	$ (72)	$ 0	$ 138	$ 36	$ 192